Commitments And Contingencies (Nuclear Insurance) (Narrative) (Details) $ in Millions	Dec. 31, 2017 USD ($)
Commitments and Contingencies [Line Items]
Secondary Financial Protection Pool, Maximum Assessment Paid Per Operating Licensed Reactor In the Event Of Any Single Nuclear Liability Loss	$ 127.3
Secondary Financial Protection Pool, Maximum Assessment Paid Per Operating Licensed Reactor In the Even Of Any Single Nuclear Liability Loss Annual	19.0
Nuclear Decontamination And Property Insurance, Maximum Coverage	2,250.0
Non-Nuclear Property Damage Insurance, Maximum Coverage	1,500.0
Non-Nuclear Property Damage Insurance, Deductible Per Accident, General	5.0
Non-Nuclear Property Damage Insurance, Deductible Per Incident, Natural Hazard	9.5
Accidental Outage Insurance, Coverage For Obtaining Replacement Energy After 12 Week Waiting Period, Maximum Weekly Coverage, First 52 Weeks	4.5
Accidental Outage Insurance, Coverage For Obtaining Replacement Energy After 12 Week Waiting Period, Maximum Weekly Payments, Remaining 71 Weeks	3.6
Accidental Outage Insurance, Coverage For Obtaining Replacement Energy, Coverage Limit For Non-Nuclear Accidents	328.0
Accidental Outage Insurance, Coverage For Obtaining Replacement Energy, Coverage Limit For Nuclear Accidents	$ 490.0
Accidental Outage Insurance, Coverage For Obtaining Replacement Energy After 12 Wee Waiting Period, Maximum Percent Of Coverage If Both Units Out Of Service	80.00%
Section 170 (Price-Anderson) Of The Atomic Energy Act [Member]
Commitments and Contingencies [Line Items]
Nuclear Insurance, Annual Coverage Limit	$ 13,400.0
Secondary Financial Protection Pool, Maximum Single Nuclear Liability Loss Triggering Assessment	450.0
United States Nuclear Regulatory Commission [Member]
Commitments and Contingencies [Line Items]
Required Nuclear Decontamination And Property Damage Insurance, Maximum Coverage	1,060.0
Vistra Energy Corp. [Member]
Commitments and Contingencies [Line Items]
Secondary Financial Protection Pool, Maximum Assessment Paid In The Event Of Any Single Nuclear Liability Loss	254.6
Secondary Financial Protection Pool, Maximum Assessment Paid In the Event Of Any Single Nuclear Liability Loss Annual	$ 37.9